Financial Instruments - Movement in financial assets included in Level 3 of fair value hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Beginning balance	$ 488,013
Ending balance	463,195	$ 488,013
Level 3 [Member]
IFRS Statement [Line Items]
Beginning balance	10,559	3,122
Disposal-capital reduction of investment	(47)	(29)
Reclassified from equity method investments		6,136
Recognized in other comprehensive income	(35)	(702)
Recognized in profit or loss	3,732	2,032
Ending balance	14,209	10,559
Financial assets at fair value through profit or loss, category [member]
IFRS Statement [Line Items]
Recognized in profit or loss	3,732	2,032
Financial assets at fair value through profit or loss, category [member] | Level 3 [Member]
IFRS Statement [Line Items]
Beginning balance	9,768	1,600
Disposal-capital reduction of investment		0
Reclassified from equity method investments		6,136
Recognized in other comprehensive income		0
Recognized in profit or loss	3,732	2,032
Ending balance	13,500	9,768
Financial assets at fair value through other comprehensive income, category [member] | Level 3 [Member]
IFRS Statement [Line Items]
Beginning balance	791	1,522
Disposal-capital reduction of investment	(47)	(29)
Reclassified from equity method investments		0
Recognized in other comprehensive income	(35)	(702)
Recognized in profit or loss		0
Ending balance	$ 709	$ 791